Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

5.Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at December 31, 2022. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. The Company’s related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (FMCH) purchases heparin supplied by Fresenius Kabi USA, Inc. (Kabi USA), through an independent group purchasing organization (GPO). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €1,272,287 of pharmaceuticals, of which €362,805 is committed at December 31, 2022 for 2023. The terms of these agreements run up to four years.

Under the CMS Comprehensive End-Stage Renal Disease (ESRD) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (ESCOs) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESKD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees. For the fifth performance year (January 1, 2020 through March 31, 2021), CMS finalized its settlement reports on December 30, 2022. These ESCOs are expected to be dissolved during the first quarter of 2023.

In October 2019, CMS released a request for applications to participate in its new Comprehensive Kidney Care Contracting (CKCC) model. Under the CKCC model, renal health care providers participate by forming an entity known as a Kidney Care Entity (KCE). Through the KCE, renal health care providers take responsibility for the total cost and quality of care for Medicare beneficiaries with CKD stages 4 and 5 as well as Medicare beneficiaries with ESRD. In order to participate, KCEs must include nephrologists and transplant providers, and dialysis providers and other third parties are permitted to participate. As of December 31, 2022, the Company was participating in 20 KCEs. The Company entered into participation/service agreements with these KCEs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties
in € THOUS
	2022		2021		2020		December 31, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	361	38,010	123	38,292	250	29,174	26	2,820	—	6,707
Fresenius SE affiliates	5,164	83,087	5,657	100,541	4,708	102,323	1,168	8,585	1,544	8,041
Equity method investees	36,089	—	42,391	—	19,730	—	120,507	—	131,661	—
Total	41,614	121,097	48,171	138,833	24,688	131,497	121,701	11,405	133,205	14,748

Products
Fresenius SE	—	—	5	—	—	—	—	—	—	—
Fresenius SE affiliates	66,800	39,405	50,081	31,719	41,180	44,164	16,078	5,826	13,487	6,000
Equity method investees	—	463,073	—	445,714	—	474,100	—	73,563	—	76,444
Total	66,800	502,478	50,086	477,433	41,180	518,264	16,078	79,389	13,487	82,444
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,520 and €12,911 at December 31, 2022 and 2021, respectively.

b)Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032. In December 2022, the Company sold a building and other assets to a Fresenius SE Company for consideration in the aggregated amount of €31,315 and subsequently leased the buildings for a period of ten years from the Fresenius SE Company beginning in December 2022.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties
in € THOUS
	2022			2021			2020
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	8,395	524	259	7,876	661	1,654	7,925	740	2,452
Fresenius SE affiliates	13,956	1,048	—	13,709	1,092	38	13,236	1,272	572
Total	22,351	1,572	259	21,585	1,753	1,692	21,161	2,012	3,024
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2022		December 31, 2021
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	38,688	39,626	48,794	50,997
Fresenius SE affiliates	112,684	114,077	68,181	68,284
Total	151,372	153,703	116,975	119,281

c)Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2022 and December 31, 2021, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €1,477 and €14,900, respectively. As of December 31, 2022 and December 31, 2021, the Company did not have accounts payable to Fresenius SE related to short-term financing under Fresenius SE’s cash management system. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009 and November 28, 2013, the Company borrowed €1,500 and €1,500, respectively, from the General Partner. The loan repayments were extended periodically and combined into a single borrowing during 2022. The loan repayment is currently due on April 21, 2027 with an interest rate of 1.3348%.

At December 31, 2022 and December 31, 2021, the Company borrowed from Fresenius SE in the amount of €1,000 at an interest rate of 2.468% and €74,500 at an interest rate of 0.600%, respectively. For further information on this loan agreement, see note 13.

d)Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €23,632, €30,212 and €33,284, respectively, for its management services during 2022, 2021 and 2020 and included an annual fee of €120 as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner’s share capital (€3,000 as of December 31, 2022). As of December 31, 2022 and December 31, 2021, the Company had accounts receivable from the General Partner in the amount of €816 and €769, respectively. As of December 31, 2022 and December 31, 2021, the Company had accounts payable to the General Partner in the amount of €27,289 and €24,265, respectively.

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 28.